CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Items of Comprehensive Loss	Total
Balance at Dec. 31, 2012	$ 54	$ 1,243,801	$ (1,845)	$ (1,046,190)	$ (215)	$ 195,605
Balance (in shares) at Dec. 31, 2012	53,459
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(19,830)		(19,830)
Foreign currency translation adjustment					(464)	(464)
Interest rate swap					(777)	(777)
Stock-based compensation		7,167				7,167
Proceeds from exercise of stock options, net		2,138	(1,629)			509
Proceeds from exercise of stock options (in shares)	564
Balance at Dec. 31, 2013	$ 54	1,253,106	(3,474)	(1,066,020)	(1,456)	182,210
Balance (in shares) at Dec. 31, 2013	54,023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(39,494)		(39,494)
Foreign currency translation adjustment					(431)	(431)
Interest rate swap					(36)	(36)
Stock-based compensation		7,522				7,522
Proceeds from exercise of stock options, net		1,774	(1,209)			565
Proceeds from exercise of stock options (in shares)	387
Balance at Dec. 31, 2014	$ 54	1,262,402	(4,683)	(1,105,514)	(1,923)	$ 150,336
Balance (in shares) at Dec. 31, 2014	54,410					54,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(48,443)		$ (48,443)
Foreign currency translation adjustment					(197)	(197)
Foreign currency contracts					(745)	(745)
Interest rate swap					84	84
Stock-based compensation		9,063				9,063
Proceeds from exercise of stock options, net	$ 2	6,046	(1,710)			4,338
Proceeds from exercise of stock options (in shares)	1,561
Balance at Dec. 31, 2015	$ 56	$ 1,277,511	$ (6,393)	$ (1,153,957)	$ (2,781)	$ 114,436
Balance (in shares) at Dec. 31, 2015	55,971					55,971